Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
The Company maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension (the “Plan”) that covers substantially all U.S. employees hired prior to January 1, 2013. Effective for all employees who joined the Company on or after January 1, 2001, a new component or formula was applied under the Plan referred to as the “cash balance formula”. The Company began using the cash balance formula to calculate future pension benefits for services rendered on or after January 1, 2009 for all employees hired before January 1, 2001. These amounts are in addition to amounts earned by those employees through December 31, 2008 under the traditional final average pay formula.
The Company also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations.
Effective December 31, 2012, the Company amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, the Company's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012. The Company announced these changes in April 2012.
The Company provides certain health care and life insurance benefits for eligible retired employees. The Company’s contribution for health care benefits will depend upon the retiree’s date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average Company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, Company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002.
The Company also amended its postretirement medical, dental and life insurance coverage plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The Company announced these changes in April 2012.
Assumptions
Pursuant to accounting principles related to the Company’s pension and other postretirement obligations to employees under its various benefit plans, the Company is required to make a significant number of assumptions in order to calculate the related liabilities and expenses each period. The two economic assumptions that have the most impact on pension and other postretirement expense are the discount rate and the expected long-term rate of return on plan assets. In determining the discount rate assumption, the Company utilizes a discounted cash flow analysis of the Company’s pension and other postretirement obligations and currently available market and industry data. The yield curve utilized in the cash flow analysis is comprised of bonds rated Aa or higher with maturities primarily between zero and thirty years. Based on all available information, it was determined that 4.00% and 3.50% were the appropriate discount rates as of December 31, 2012 to calculate the Company’s pension and other postretirement obligations, respectively. Accordingly, the 4.00% and 3.50% discount rates will also be used to determine the Company’s 2013 pension and other postretirement expense, respectively.
The Company determines the expected long-term rate of return assumption based on an analysis of the Plan portfolio’s historical compound rates of return since 1979 (the earliest date for which comparable portfolio data is available) and over 5 year and 10 year periods. The Company selected these periods, as well as shorter durations, to assess the portfolio’s volatility, duration and total returns as they relate to pension obligation characteristics, which are influenced by the Company’s workforce demographics. In addition, the Company also applies long-term market return assumptions to an investment mix that generally anticipates 60% fixed income securities, 20% equity securities and 20% alternative assets to derive an expected long-term rate of return. Based upon these analyses, management reduced the long-term rate of return assumption to 7.10% to determine the Company's 2013 expense. Management maintained the long-term rate of return assumption at 7.30% as of December 31, 2012.
Weighted average assumptions used in calculating the benefit obligations and the net amount recognized as of December 31, 2012 and 2011 were as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Discount rate	4.00%	4.75%	3.50%	4.50%
Rate of increase in compensation levels	3.75%	3.75%	N/A	N/A

Weighted average assumptions used in calculating the net periodic benefit cost for the Company’s pension plans were as follows:

	For the years ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	6.00%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%
Rate of increase in compensation levels	3.75%	4.00%	4.00%

Weighted average assumptions used in calculating the net periodic benefit cost for the Company’s other postretirement plans were as follows:

	For the years ended December 31,
	2012	2011	2010
Discount rate	4.00%	5.25%	5.75%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%

Assumed health care cost trend rates were as follows:

	As of December 31,
	2012	2011	2010
Pre-65 health care cost trend rate	8.45%	8.95%	9.70%
Post-65 health care cost trend rate	6.15%	7.75%	8.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.75%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2019	2018

A one-percentage point change in assumed health care cost trend rates would have an insignificant effect on the amounts reported for other postretirement plans.
Obligations and Funded Status
The following tables set forth a reconciliation of beginning and ending balances of the benefit obligation and fair value of plan assets, as well as the funded status of The Hartford’s defined benefit pension and postretirement health care and life insurance benefit plans for the years ended December 31, 2012 and 2011. International plans represent an immaterial percentage of total pension assets, liabilities and expense and, for reporting purposes, are combined with domestic plans.
In addition to the discount rate change, the Company’s benefit obligation also increased due to the use of an updated mortality table.

	Pension Benefits		Other Postretirement Benefits
Change in Benefit Obligation	2012	2011	2012	2011
Benefit obligation — beginning of year	$5,465	$4,795	$424	$408
Service cost (excluding expenses)	92	102	2	5
Interest cost	250	259	14	20
Plan participants’ contributions	—	—	20	18
Actuarial loss (gain)	28	43	1	(15)
Settlements	(3)	—	—	—
Curtailment gain due to plan freeze	(42)	—	(116)	—
Change in assumptions	545	497	19	37
Benefits paid	(256)	(230)	(54)	(52)
Retiree drug subsidy	—	—	3	3
Foreign exchange adjustment	1	(1)	—	—
Benefit obligation — end of year	$6,080	$5,465	$313	$424

			Other Postretirement
	Pension Benefits		Benefits
Change in Plan Assets	2012	2011	2012	2011
Fair value of plan assets — beginning of year	$4,513	$3,922	$203	$190
Actual return on plan assets	381	613	17	13
Employer contributions	201	201	—	—
Benefits paid	(230)	(210)	—	—
Expenses paid	(13)	(12)	—	—
Settlements	(3)	—	—	—
Foreign exchange adjustment	1	(1)	—	—
Fair value of plan assets — end of year	$4,850	$4,513	$220	$203
Funded status — end of year	$(1,230)	$(952)	$(93)	$(221)

The fair value of assets for pension benefits, and hence the funded status, presented in the table above excludes assets of $116 and $109 held in rabbi trusts and designated for the non-qualified pension plans as of December 31, 2012 and 2011, respectively. The assets do not qualify as plan assets; however, the assets are available to pay benefits for certain retired, terminated and active participants. Such assets are available to the Company’s general creditors in the event of insolvency. The assets consist of equity and fixed income investments. To the extent the fair value of these rabbi trusts were included in the table above, pension plan assets would have been $4,966 and $4,622 as of December 31, 2012 and 2011, respectively, and the funded status of pension benefits would have been $(1,114) and $(843) as of December 31, 2012 and 2011, respectively.
The accumulated benefit obligation for all defined benefit pension plans was $6,079 and $5,413 as of December 31, 2012 and 2011, respectively.
The following table provides information for The Hartford’s defined benefit pension plans with an accumulated benefit obligation in excess of plan assets.

	As of December 31,
	2012	2011
Projected benefit obligation	$6,080	$5,441
Accumulated benefit obligation	6,079	5,394
Fair value of plan assets	4,850	4,492

Amounts recognized in the Consolidated Balance Sheets as of December 31 consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Other assets	$—	$—	$—	$—
Other liabilities	1,230	952	93	221
Total	$1,230	$952	$93	$221

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss)
In the Company’s non-qualified pension plan the amount of lump sum benefit payments exceeded the amount of service and interest cost for the year ended December 31, 2010. As a result, the Company recorded settlement expense of $20 to recognize the actuarial loss associated with the pro-rata portion of the obligation that has been settled.
Total net periodic benefit cost includes the following components:

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost	$92	$102	$102	$2	$5	$7
Interest cost	250	259	252	14	20	22
Expected return on plan assets	(312)	(298)	(286)	(14)	(14)	(13)
Amortization of prior service credit	(9)	(9)	(9)	(4)	(1)	(1)
Amortization of actuarial loss	231	159	107	1	—	—
Settlements	1	—	20	—	—	—
Curtailment gain due to plan freeze	(11)	—	—	(1)	—	—
Net periodic benefit cost	$242	$213	$186	$(2)	$10	$15

Amounts recognized in other comprehensive income (loss) were as follows:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Amortization of actuarial loss	$(231)	$(159)	$(1)	$—
Settlement loss	(1)	—	—	—
Amortization of prior service credit	21	9	(111)	1
Net loss arising during the year	477	237	18	24
Total	$266	$87	$(94)	$25

Amounts in accumulated other comprehensive income (loss) on a before tax basis that have not yet been recognized as components of net periodic benefit cost consist of:

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Net loss	$2,175	$1,930	$58	$39
Prior service credit	—	(21)	(110)	1
Transition obligation	—	—	—	2
Total	$2,175	$1,909	$(52)	$42

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2013 is $57. The estimated prior service cost for the other postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost during 2013 is $(7). The estimated net loss for the other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2013 is an insignificant amount.
Plan Assets
Investment Strategy and Target Allocation
The overall investment strategy of the Plan is to maximize total investment returns to provide sufficient funding for present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. With respect to asset management, the oversight responsibility of the Plan rests with The Hartford’s Pension Fund Trust and Investment Committee composed of individuals whose responsibilities include establishing overall objectives and the setting of investment policy; selecting appropriate investment options and ranges; reviewing the asset allocation mix and asset allocation targets on a regular basis; and monitoring performance to determine whether or not the rate of return objectives are being met and that policy and guidelines are being followed. The Company believes that the asset allocation decision will be the single most important factor determining the long-term performance of the Plan.
The Company’s pension plan and other postretirement benefit plans’ target allocation by asset category is presented in the table below.

		Target Asset Allocation
	Pension Plans		Other Postretirement Plans
	(minimum)	(maximum)	(minimum)	(maximum)
Equity securities	10%	32%	15%	35%
Fixed income securities	50%	70%	65%	85%
Alternative assets	10%	25%	—%	—%

Divergent market performance among different asset classes may, from time to time, cause the asset allocation to deviate from the desired asset allocation ranges. The asset allocation mix is reviewed on a periodic basis. If it is determined that an asset allocation mix rebalancing is required, future portfolio additions and withdrawals will be used, as necessary, to bring the allocation within tactical ranges.
The Company’s pension plan and other postretirement benefit plans’ weighted average asset allocation at December 31, 2012 and 2011 is presented in the table below.

	Percentage of Pension Plans Assets At Fair Value as of December 31,		Percentage of Other Postretirement Plans Assets at Fair Value as of December 31,
	2012	2011	2012	2011
Equity securities	20%	20%	23%	22%
Fixed income securities	60%	62%	77%	78%
Alternative Assets	20%	18%	—%	—%
Total	100%	100%	100%	100%

The Plan assets are invested primarily in separate portfolios managed by HIMCO, a wholly-owned subsidiary of the Company. These portfolios encompass multiple asset classes reflecting the current needs of the Plan, the investment preferences and risk tolerance of the Plan and the desired degree of diversification. These asset classes include publicly traded equities, bonds and alternative investments and are made up of individual investments in cash and cash equivalents, equity securities, debt securities, asset-backed securities and hedge funds. Hedge fund investments represent a diversified portfolio of partnership investments in absolute-return investment strategies.
In addition, the Company uses U.S. Treasury bond futures contracts and U.S. Treasury STRIPS in a duration overlay program to adjust the duration of Plan assets to better match the duration of the benefit obligation.
Investment Valuation
For further discussion on the valuation of investments, see Note 5.
Pension Plan Assets
The fair values of the Company’s pension plan assets by asset category are as follows:

	Pension Plan Assets at Fair Value as of December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments:	$2	$514	$—	$516
Fixed Income Securities:
Corporate	—	908	3	911
RMBS	—	325	3	328
U.S. Treasuries	35	980	—	1,015
Foreign government	—	52	2	54
CMBS	—	166	—	166
Other fixed income [1]	—	77	9	86
Equity Securities:
Large-cap domestic	—	591	—	591
Mid-cap domestic	51	—	—	51
Small-cap domestic	44	—	—	44
International	258	—	—	258
Other equities	—	1	—	1
Other investments:
Hedge funds	—	633	263	896
Total pension plan assets at fair value [2]	$390	$4,247	$280	$4,917

[1]	Includes ABS, municipal bonds, and foreign bonds.

[2]	Excludes approximately $76 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $9 of interest receivable carried at fair value.
The fair values of the Company’s pension plan assets by asset category are as follows:

	Pension Plan Assets at Fair Value as of December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments:	$119	$549	$—	$668
Fixed Income Securities:
Corporate	—	741	3	744
RMBS	—	334	11	345
U.S. Treasuries	59	819	—	878
Foreign government	—	53	3	56
CMBS	—	117	—	117
Other fixed income [1]	—	70	4	74
Equity Securities:
Large-cap domestic	—	570	—	570
Mid-cap domestic	52	—	—	52
Small-cap domestic	38	—	—	38
International	217	—	—	217
Other equities	—	1	—	1
Other investments:
Hedge funds	—	—	759	759
Total pension plan assets at fair value [2]	$485	$3,254	$780	$4,519

[1]	Includes ABS and municipal bonds.

[2]	Excludes approximately $43 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $37 of interest receivable carried at fair value.
The tables below provide a fair value level 3 rollforward for the twelve months ended December 31, 2012 and 2011 for the Pension Plan Assets for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Plan classifies the fair value of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, if one or more of the significant inputs used to determine fair value are based on the Plan’s own assumptions. Therefore, the gains and losses in the tables below include changes in fair value due partly to observable and unobservable factors.

Pension Plan Asset Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Assets	Corporate	RMBS	Foreign government	Other fixed income	Hedge funds	Totals
Fair Value as of January 1, 2012	$3	$11	$3	$4	$759	$780
Realized gains/(losses), net	—	(1)	—	—	17	16
Changes in unrealized gains/(losses), net	1	1	—	—	(2)	—
Purchases	1	17	1	10	267	296
Issuances	—	—	—	—	—	—
Sales	(2)	(25)	(2)	(1)	(106)	(136)
Transfers into Level 3	—	—	—	3	—	3
Transfers out of Level 3	$—	$—	$—	$(7)	$(672)	$(679)
Fair Value as of December 31, 2012	$3	$3	$2	$9	$263	$280

The transfers in and out of level 3 were due to a change in the accounting policy classification of hedge funds.

Pension Plan Asset Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Assets	Corporate	RMBS	Foreign government	Other fixed income	Hedge funds	Totals
Fair Value as of January 1, 2011	$3	$9	$2	$8	$635	$657
Realized gains/(losses), net	—	—	—	—	—	—
Changes in unrealized gains/(losses), net	1	—	—	2	21	24
Purchases	2	10	3	1	223	239
Issuances	—	—	—	—	—	—
Sales	(1)	(9)	(2)	(4)	(120)	(136)
Transfers into Level 3	1	1	6	2	—	10
Transfers out of Level 3	$(3)	$—	$(6)	$(5)	$—	$(14)
Fair Value as of December 31, 2011	$3	$11	$3	$4	$759	$780

The transfers in and out of level 3 were due to a change in the pricing source.

There was no Company common stock included in the Plan’s assets as of December 31, 2012 and 2011.
The fair value of the Company’s other postretirement plan assets by asset category are as follows:

	Other Postretirement Plan Assets at Fair Value as of December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$14	$—	$14
Fixed Income Securities:
Corporate	—	65	—	65
RMBS	—	46	—	46
U.S. Treasuries	—	24	—	24
Foreign government	—	1	—	1
CMBS	—	24	—	24
Other fixed income	—	5	—	5
Equity Securities:
Large-cap	—	50	—	50
Total other postretirement plan assets at fair value [1]	$—	$229	$—	$229

[1]	Excludes approximately $10 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.

The fair value of the Company’s other postretirement plan assets by asset category are as follows:

	Other Postretirement Plan Assets at Fair Value as of December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$9	$—	$9
Fixed Income Securities:
Corporate	—	53	—	53
RMBS	—	48	—	48
U.S. Treasuries	—	28	—	28
Foreign government	—	2	—	2
CMBS	—	18	—	18
Other fixed income	—	4	—	4
Equity Securities:
Large-cap	—	43	—	43
Total other postretirement plan assets at fair value [1]	$—	$205	$—	$205

[1]	Excludes approximately $3 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.

There was no Company common stock included in the other postretirement benefit plan assets as of December 31, 2012 and 2011.
Concentration of Risk
In order to minimize risk, the Plan maintains a listing of permissible and prohibited investments. In addition, the Plan has certain concentration limits and investment quality requirements imposed on permissible investment options. Permissible investments include U.S. equity, international equity, alternative asset and fixed income investments including derivative instruments. Derivative instruments include future contracts, options, swaps, currency forwards, caps or floors and will be used to control risk or enhance return but will not be used for leverage purposes.
Securities specifically prohibited from purchase include, but are not limited to: shares or fixed income instruments issued by The Hartford, short sales of any type within long-only portfolios, non-derivative securities involving the use of margin, leveraged floaters and inverse floaters, including money market obligations, natural resource real properties such as oil, gas or timber and precious metals.
Other than U.S. government and certain U.S. government agencies backed by the full faith and credit of the U.S. government, the Plan does not have any material exposure to any concentration risk of a single issuer.
Cash Flows
The following table illustrates the Company’s prior contributions.

Employer Contributions	Pension Benefits	Other Postretirement Benefits
2012	$201	$—
2011	$201	$—

In 2012, the Company, at its discretion, made $200 in contributions to the U.S. qualified defined benefit pension plan. The Company presently anticipates contributing approximately $100 to its U.S. qualified defined benefit pension plan in 2013 based upon certain economic and business assumptions. These assumptions include, but are not limited to, equity market performance, changes in interest rates and the Company’s other capital requirements. For 2013, the Company does not have a required minimum funding contribution for the Plan and the funding requirements for all of the pension plans are expected to be immaterial.
Employer contributions in 2012 and 2011 were made in cash and did not include contributions of the Company’s common stock.
Benefit Payments
The following table sets forth amounts of benefits expected to be paid over the next ten years from the Company’s pension and other postretirement plans as of December 31, 2012:

	Pension Benefits	Other Postretirement Benefits
2013	$301	$40
2014	316	39
2015	305	36
2016	315	33
2017	322	31
2018 - 2022	1,710	122
Total	$3,269	$301

In addition, the following table sets forth amounts of other postretirement benefits expected to be received under the Medicare Part D Subsidy over the next ten years as of December 31, 2012:

2013	$4
2014	4
2015	4
2016	4
2017	5
2018 - 2022	24
Total	$45

Investment and Savings Plan
Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of base salary, by the Company. In 2012, employees who had earnings of less than $110,000 in the preceding year received a contribution of 1.5% of base salary and employees who had earnings of $110,000 or more in the preceding year received a contribution of 0.5% of base salary. The cost to The Hartford for this plan was approximately $58, $59, and $62 for 2012, 2011, and 2010, respectively. Additionally, The Hartford has established defined contribution pension plans for certain employees of the Company’s international subsidiaries. The cost to The Hartford in 2012, 2011, and 2010 for these plans was immaterial.
Effective January 1, 2013, the Company will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6.00% of eligible compensation contributed by the employee each pay period. Eligible compensation is expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.